Derivative financial and operating assets and liabilities - Summary of derivative financial assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Derivatives assets for trading	€ 198	€ 261
Derivative financial assets	710	653
Financial derivative assets - current	45	70
Financial derivative assets - non-current	259	310
Derivative operating assets - current	349	256
Derivative operating assets - non-current	57	17
Derivatives liabilities for trading	(93)	(184)
Derivative financial liabilities	(213)	(681)
Financial derivative liabilities - current	(29)	(9)
Financial derivative liabilities - non-current	(7)	(15)
Derivative operating liabilities - current	(150)	(600)
Derivative operating liabilities - non-current	(27)	(57)
Fair value hedges:
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	163	170
Hedging derivative, liabilities	0	0
Fair value hedges: | Interest rate risk - interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	163	170
Hedging derivative, liabilities	0	0
Cash flow hedges:
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	349	222
Hedging derivative, liabilities	(120)	(497)
Cash flow hedges: | Interest rate risk - interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	11	21
Hedging derivative, liabilities	(14)	(11)
Cash flow hedges: | Currency risk - forward contracts, currency swaps and currency options
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	60	155
Hedging derivative, liabilities	(83)	(182)
Cash flow hedges: | Commodity price risk – commodity swaps and commodity options
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	278	46
Hedging derivative, liabilities	(23)	(304)
Total Net investment hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	0	0
Hedging derivative, liabilities	€ 0	€ 0